ASSET RETIREMENT OBLIGATION - Tabular Disclosure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in asset retirement obligation
Balance, beginning of year	$ 138,049	$ 126,112
Change in estimates	1,331	23,362
Property acquisition and development activity	2,246	2,068
Divestments	(1,030)	(2,760)
Settlements	(17,709)	(16,715)
Accretion expense	7,321	5,982
Balance, end of year	$ 130,208	$ 138,049